Summary of Significant Accounting Policies - Loans receivable, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies
Loan receivables	¥ 17,816	¥ 31,273
Minimum
Summary of Significant Accounting Policies
Debt instrument term	30 days
Maximum
Summary of Significant Accounting Policies
Debt instrument term	5 years